SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Assets classified as held for sale	$ 75,474	$ 82,385
Business services
Disclosure of operating segments [line items]
Assets classified as held for sale	31,583	38,066
Infrastructure services
Disclosure of operating segments [line items]
Assets classified as held for sale	17,489	17,180
Industrials
Disclosure of operating segments [line items]
Assets classified as held for sale	26,097	26,822
Corporate and other
Disclosure of operating segments [line items]
Assets classified as held for sale	$ 305	$ 317